AMERICAN FAMILY LIFE INSURANCE COMPANY
American Family Variable Account I
American Family Variable Account II
Supplement dated May 20, 2026 to the Prospectuses and Updating Summary Prospectuses
dated May 1, 2026 for the
Variable Life Insurance Policy Series I Contract
Variable Life Insurance Policy Series II Contract
American Family Variable Annuity Contract

Effective May 12, 2026, the Prospectuses and Updating Summary Prospectuses for the Contracts are amended as follows:

In Appendix A of the Prospectus and Updating Summary Prospectus, “Vanguard VIF Capital Growth Portfolio” has changed to “Vanguard VIF – PRIMECAP Portfolio.”

THIS SUPPLEMENT SHOULD BE READ CAREFULLY TOGETHER WITH THE PROSPECTUS OR UPDATING SUMMARY PROSPECTUS. BOTH DOCUMENTS SHOULD BE KEPT TOGETHER FOR FUTURE REFERENCE.